Supplemental cash flow information	12 Months Ended
Oct. 31, 2022
Supplemental Cash Flow Informations Abstract
Supplemental cash flow information [Text Block]

17. Supplemental cash flow information

The following provides a reconciliation of the cash flows from convertible debentures and derivative liabilities :

	Years ended October 31,
	2022	2021	2020
Balance - beginning of period	$3,239,483	$3,615,080	$3,364,499
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	765,671	510,000	612,279
Repayments of convertible debentures	(63,490)	(593,301)	(150,920)
Non-cash changes:
Accretion expense	1,179,603	1,169,921	1,099,818
Accrued interest on convertible debentures	368,280	408,543	285,679
Loss (gain) on repayment of convertible debentures	(47,877)	-	-
Loss (gain) on conversion of convertible debentures	94,326	-	-
Loss (gain) on revaluation of derivative liabilities	(409,607)	(2,547,192)	(771,920)
Loss (gain) on extinguishment of debt	200,650	1,018,928	(127,409)
Convertible debentures converted into common shares	(764,432)	(521,136)	(762,847)
Renewal of convertible debentures	-	(16,804)	(26,752)
Foreign exchange loss	(129,244)	195,444	92,653
Balance - end of period	$4,433,363	$3,239,483	$3,615,080